Financial Instruments and Related Risk Management - Summary of Maximum Exposure to Credit Risk (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [Line Items]
Maximum Exposure To Credit Risk	$ 4,997	$ 4,114
Cash and cash equivalents [Member]
Disclosure of credit risk exposure [Line Items]
Maximum Exposure To Credit Risk	1,454	671
Receivables from Customers[Member]
Disclosure of credit risk exposure [Line Items]
Maximum Exposure To Credit Risk	3,498	3,438
Other current assets - derivatives [Member]
Disclosure of credit risk exposure [Line Items]
Maximum Exposure To Credit Risk	$ 45	$ 5